PIPE LOANS (Details Narrative) - USD ($)		1 Months Ended	3 Months Ended		12 Months Ended
	Feb. 02, 2024	May 31, 2022	Mar. 31, 2024	Mar. 31, 2023	Dec. 31, 2022	Dec. 31, 2023
Purchase of warrants		4,800
Gross proceeds					$ 145,992
Convertible notes payable					$ 450,000
Original issue discount			$ 954,622			$ 954,622
Net balance			1,829,500
Interest Expense, Operating and Nonoperating			96,509	$ 0
Interest expense original issue discount		$ 192,857
Pipe Convertible Notes Payable [Member]
Interest Expense, Operating and Nonoperating			9,468
Interest expense original issue discount			947
Pipe Convertible Notes Payable [Member] | Convertible Notes Payable [Member]
Convertible notes payable			4,800,000
Original issue discount			480,000
Net balance			$ 4,320,000
Series A Warrants [Member]
Purchase of warrants			436,364
Convertible notes payable			$ 4,800,000
Series A Warrants [Member] | Maximum [Member]
Purchase of warrants			1,409,091
Series B Warrants [Member]
Purchase of warrants			480,000
Convertible notes payable			$ 4,800,000
Series B Warrants [Member] | Maximum [Member]
Purchase of warrants			1,550,000
The Purchase Agreement [Member]
Principal amount	$ 4,650,000
Gross proceeds	$ 4,185,000
Original issue discount percentage	10.00%
The Purchase Agreement [Member] | Series A Warrants [Member]
Purchase of warrants	1,409,091
The Purchase Agreement [Member] | Series B Warrants [Member]
Purchase of warrants	1,550,000
Convertible Debt [Member] | The Purchase Agreement [Member]
Principal amount	$ 15,500,000
P I P E Convertible Notes [Member] | The Purchase Agreement [Member]
Principal amount	4,650,000		$ 6,200,000
Gross proceeds	$ 4,185,000		5,580,000
P I P E Convertible Notes [Member] | The Purchase Agreement [Member] | Maximum [Member]
Principal amount			10,850,000
P I P E Convertible Notes [Member] | The Purchase Agreement [Member] | Minimum [Member]
Principal amount			$ 250,000